Intangible Assets, Net	12 Months Ended
May 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
11.	INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of May 31,
	2017	2018
	US$	US$
Intangible assets with indefinite lives:
Trademark	241	256
Intangible assets with finite lives:
Trademark	2,976	5,575
Courseware	122	129
Student base	2,995	7,014
Favorable lease	689	732
License	415	415

	7,438	14,121

Less: accumulated amortization	(3,498)	(5,272)
Exchange differences	65	(305)

	4,005	8,544

Amortization expenses for the intangible assets for the years ended May 31, 2016, 2017 and 2018, were US$1,122, US$1,419 and US$1,839, respectively. As of May 31, 2018, the Group expects to record amortization expenses related to intangible assets US$2,004, US$1,982, US$1,332, US$1,037 and US$720 for the years ended May 31, 2019, 2020, 2021, 2022, 2023, respectively, and US$1,213 thereafter.